Deferred Income Tax Assets and Liabilities (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Deferred Income Tax Assets And Liabilities
Deferred tax liabilities which have not been provided on the undistributed earnings of subsidiaries	$ 21,390	$ 49,163	$ 43,962
Deferred tax asset, recognized in balance sheet	$ 82	$ 84	$ 927